Income taxes	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes

11. Income taxes

Income tax expense differs from the amount that would be computed by applying the combined Canadian federal and provincial statutory income tax rates to income before income taxes.

The reasons for these differences are as follows.

	Year ended March 31,
	2014	2013	2012
Income (loss) before income taxes
Domestic	$30,594	$(14,139)	$43,098
Foreign	(9,530)	(49,334)	(5,138)

	$21,064	$(63,473)	$37,960
Combined tax rate	25.00%	25.00%	26.13%

Expected income tax expense (recovery)	5,266	(15,868)	9,919
Adjustments
Non-deductible, non-taxable items	1,768	2,138	3,880
Impairment of goodwill	—	8,543	—
Variation in foreign tax rates	1,000	275	1,232
Deferred income tax rate differences	—	305	391
Change in valuation allowance	(2,807)	1,296	(1,119)
Investment tax credits – current year	(3,798)	(5,471)	(5,542)
Investment tax credits – prior years	(1,378)	(172)	(3,758)
Other	469	(24)	1,913

Income tax expense (recovery)	$520	$(8,978)	$6,916

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below.

	March 31, 2014	March 31, 2013
Deferred income tax assets
Non-capital losses	$—	$4,417
Capital lease obligation	589	—
Foreign non-capital losses	3,849	5,430
Allowance for doubtful receivables	445	76
Intangible assets	552	(4,970)
Property and equipment	1,077	(572)
Derivative contracts	61	241
Deferred revenue	23,777	30,493
Long-term debt	392	(1,570)
Accrued restructuring obligation	2,107	1,804
Deferred financing fees	54	(425)
Accrued warranty obligation	4,589	5,038
Other	606	1,657

	38,098	41,619
Deferred income tax liabilities
Inventory	58	96
Valuation allowance	3,025	5,832
Investment tax credits	1,182	3,552

	4,265	9,480

Net deferred income tax asset	$33,833	$32,139

Deferred income tax asset—current	$27,045	$16,056
Deferred income tax asset—long-term	6,788	22,321
Deferred income tax liability—long-term	—	(6,238)

	$33,833	$32,139

The Company had consolidated non-capital losses for income tax purposes of $12,574 at March 31, 2014 (March 31, 2013 – $35,529; March 31, 2012 – $13,702), of which $76 will expire at various times through 2034 and $12,498 will carry forward indefinitely.

In assessing the recording of deferred tax assets, management considers whether it is more likely than not that some portion of or all of the deferred tax assets will be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. To the extent that any portion of the deferred tax assets is not more likely than not to be realized, a valuation allowance has been provided.

The Company and its Canadian subsidiaries file federal and provincial income tax returns in Canada, its U.S. subsidiary files federal and state income tax returns in the U.S. and its other foreign subsidiaries file income tax returns in their respective foreign jurisdictions. The Company and its subsidiaries are generally no longer subject to income tax examinations by tax authorities for years before March 31, 2007. Tax authorities in Canada are conducting examinations of local tax returns for various taxation years ending after March 31, 2007. Notwithstanding management’s belief in the merit of the Company’s tax filing position, it is possible that the final outcome of any audits by taxation authorities may differ from estimates and assumptions used in determining the Company’s consolidated tax provision and accruals, which could result in a material effect on the consolidated income tax provision and the net income for the period in which such determinations are made.

Notwithstanding management’s belief in the merit of the Company’s tax filing positions, it is reasonably possible that the Company’s unrecognized tax benefits, if any, could significantly increase or decrease within the next twelve months, although this change is not likely to have a material impact on the Company’s effective tax rate. Future changes in management’s assessment of the sustainability of tax filing positions may impact the Company’s income tax liability.

The Company recognizes interest related to income taxes in interest expense and penalties related to income taxes in selling, marketing and administration expense in the consolidated statement of operations. The Company recognized interest and penalty expense related to tax matters of $(13), $29 and $69 for the years ended March 31, 2014, 2013 and 2012, respectively.